UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2018

BMC FUND, INC.

BMC FUND, INC.
LETTER TO SHAREHOLDERS
Six Months Ended April 30, 2018 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2018, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Fund”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2018, the Fund paid the following dividends per share:

December 10, 2017 to shareholders of record November 25, 2017	$.25
March 10, 2018 to shareholders of record February 25, 2018	.25

Total	$.50

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at April 30, 2018, with a total market value of $101,403,158.

M. Hunt Broyhill

Chairman and President

1

BMC FUND, INC.
GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND
SECTOR DIVERSIFICATION
Six Months Ended April 30, 2018 (Unaudited)

BMC Fund, Inc. Portfolio Holdings
April 30, 2018
Fixed Income 9.58%
Option Contracts 0.07%
Common Stocks 28.80%
Cash Equivalents 11.80%
Preferred Stocks 2.81%
Other Investments 28.47%
Stock Mutual Funds 10.01%
Bond Mutual Funds 8.47%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
April 30, 2018
Telecom Services 2.17%
Utilities 9.76%
Consumer Discretionary 5.74%
Consumer Staples 3.20%
Real Estate 5.84%
Energy 12.29%
Materials 2.33%
Information Technology 21.27%
Financials 22.71%
Industrials 1.74%
Health Care 12.94%

2

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

ASSETS AT MARKET VALUE:
Investment securities (cost - $93,828,010)	$101,403,158
Cash and short-term investments	3,500,235
Receivables, accrued interest and dividends	172,366
Other assets	48,829

Total assets	105,124,588

LIABILITIES:
Call and put options written, at fair value (premiums received $271,050)	240,125
Accounts payable and accrued expenses	1,402
Payable to broker	2,501
Payable to custodian	12,525
Accounts payable to affiliates	74,296

Total liabilities	330,849

NET ASSETS AT APRIL 30, 2018 - EQUIVALENT TO $21.24 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$104,793,739

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	66,653,011
Undistributed net investment income	333,811
Realized gain on investments sold and foreign currency transactions	339,725
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	7,606,073

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$104,793,739

See accompanying notes to financial statements.

3

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2018

INVESTMENT INCOME:
Income:
Interest - fixed income	$223,433
Dividend income (net of $4,495 foreign tax)	1,045,126

Total income	1,268,559

Expenses:
Legal and professional fees	46,986
Directors' fees (Note 7)	28,500
Investment expense	32,172
Salaries and related expenses	339,263
Property and liability insurance	23,917
Depreciation expense	1,119
Rent	14,730
Office expense and supplies	14,343
Dues and subscriptions	9,788
Travel and entertainment	6,504

Total expenses	517,322

Investment income, net	751,237

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	688,970
Realized gain from expiration or closing of options contracts written	71,976
Change in unrealized appreciation of investments for the period	90,935

Net gain on investments	851,881

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,603,118

See accompanying notes to financial statements.

4

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2018 and 2017

	2018	2017

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$751,237	$528,266
Realized gains (losses) from investment securities sold, options and foreign currency transactions	760,946	1,196,794
Change in unrealized appreciation of investments for the year	90,935	3,240,850

Net increase in net assets resulting from operations	1,603,118	4,965,910

Distributions to shareholders from:
Net realized gain on investment securities, options and foreign currency transactions	(683,797)	(490,628)
Net investment income	(942,518)	(545,434)
Retained earnings prior to becoming an investment company	(840,325)	(1,430,578)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(863,522)	2,499,270

NET ASSETS AT BEGINNING OF PERIOD	105,657,261	102,750,683

NET ASSETS AT END OF PERIOD (Including undistributed net investment income: (2018 - $333,811, 2017 - $180,318)	$104,793,739	$105,249,953

See accompanying notes to financial statements.

5

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Fund evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2018, the Fund purchased and sold securities in the amount of $8,549,239 and $6,906,706 (excluding short-term investments and options), respectively.

6

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.  Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.  Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Fund did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2014 and thereafter are subject to possible future examinations by tax authorities.

F.  Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.  Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

8

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$9,713,278	$-	$-	$9,713,278
Bond Mutual Funds	8,590,775	-	-	8,590,775
Stock Mutual Funds	10,148,799	-	-	10,148,799
Common Stocks – Publicly Traded	29,273,168	-	-	29,273,168
Preferred Stocks – Publicly Traded	2,849,898	-	-	2,849,898
Cash and Cash Equivalents	11,962,824	-	-	11,962,824
Limited Partnerships – Measured at NAV (2)	-	-	-	28,864,416
Total Investments	$72,538,742	$-	$-	$101,403,158

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(2,090)	$-	$-	$(2,090)
Put Options	(238,035)	-	-	(238,035)
Total Investments	$(240,125)	$-	$-	$(240,125)

(1)	There were no transfers between Level 1, Level 2, and Level 3 during the period.
(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

J.  Investments in Limited Partnerships – As of April 30, 2018, the Fund was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

9

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Fund's investments in other limited partnerships as of April 30, 2018. The Fund's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
Stark Investments LP	N/A	N/A	See below (12)
Triarii Capital Partners LP	45 days	Quarterly	See below (13)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (14)
Walnut Investment Partners, LP Worldwide Opportunity Fund (Cayman), Ltd.	N/A 90 days	N/A June 30 or Dec. 31	See below (15) See below (16)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement.

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Withdrawals of capital contributions may be up to ¼ of the balance of partner’s capital account.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a gate provision regarding requests for more than 25% of its capital account.

(12) In liquidation.

(13) Withdrawals made during the twelve calendar months immediately following the Applicable Initial Withdrawal Date will be subject to a withdrawal charge equal to 5% of the amount permitted to be withdrawn.

(14) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(15) Walnut is in receivership.

(16) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

10

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Fund, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Fund is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Fund's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2018, were as follows:

Gross appreciation (excess of value over tax cost)	$14,598,908
Gross depreciation (excess of tax cost over value)	(7,023,760)
Net unrealized appreciation	$7,575,148
Cost of investments for income tax purposes	$93,828,010

4.	OPTIONS WRITTEN

As of April 30, 2018, portfolio securities valued at $321,195 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the six months ended April 30, 2018 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2017	1,535	$329,933
Options written	1,153	361,390
Options terminated in closing purchase transactions	(125)	(59,951)
Options expired	(1,570)	(326,872)
Options exercised	(170)	(33,450)
Options outstanding at April 30, 2018	823	$271,050

5.	PLEDGED COLLATERAL

As of April 30, 2018, cash in the amount of $216,166 was pledged as collateral for put options sold by the Fund.

11

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

On December 10, 2017, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2017.

On March 10, 2018, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2018.

The tax character of distributions paid during 2018 and 2017 was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$230,995	$273,213
Long-term capital gains	1,680,452	783,380
Retained earnings prior to becoming an investment company	555,193	1,410,047
	$2,466,640	$2,466,640

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Fund does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Fund leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2018 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Fund. All amounts paid by Broyhill Investments, Inc. on behalf of the Fund are reimbursed by the Fund. The outstanding payable related to these transactions at April 30, 2017 was $74,296.

12

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2018 (Unaudited)

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,827,034 and have been assigned no value at April 30, 2018.

There were no impairment charges during the six months ended April 30, 2018. The Fund received $124,964 which was treated as a return of capital.

10.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Fund on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2018 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 23, 2018 at the Fund’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 11 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2019
James T. Broyhill	1 year	2019
M. Hunt Broyhill	1 year	2019
Margaret M. “Peg” Broyhill	1 year	2019
Paul H. Broyhill	1 year	2019
W. Charles Campbell	1 year	2019
R. Donald Farmer	1 year	2019
Robert G. Fox, Jr.	1 year	2019
Jan E. Gordon	1 year	2019
Mark E. Roberts	1 year	2019
Allene B. Stevens	1 year	2019

2. To vote upon such other business as may come before the meeting.

The directors of the Fund were elected for a one-year term at the 2018 annual meeting of shareholders of the Fund.

13

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2018 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years

James T. Broyhill (90)(2) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005	Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)	None

M. Hunt Broyhill (54)(3) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

14

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2018 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years

Paul H. Broyhill (94)(2) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014	Director of the Fund since 1976; Chairman Emeritus of the Fund since February 2014; former Chairman (1976-2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1988-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)	None

W. Charles Campbell (51)(4) 3400 Sharon Road Charlotte, NC 28211	Director	Since 2011	President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Chief Executive Officer and Co-managing Partner of Flagship Healthcare Properties, LLC (formerly Brackett Flagship Properties, LLC), a commercial real estate firm (2010-present)	None

Jan E. Gordon (66)(2) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Allene B. Stevens (96)(2) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

15

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2018 (Unaudited)

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years

Kevin P. Boudreau (55) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

Margaret M. “Peg” Broyhill (74) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since 2015	Retired; former Resident Branch Manager (Lenoir, NC office) (1993-2017) and Senior Vice President of Wells Fargo Advisors (1995-2017)	None

R. Donald Farmer (71) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (68) 330 Lams Way Vilas, NC 28692	Director	Since 2008	President of RGF Consulting, Inc., a financial consulting services provider (2010-present); former Chief Banking Officer of NewDominion Bank (2005-2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Mark E. Roberts (55) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (2013- 2017); former Director of Global Equities and Hedged Strategies, State of North Carolina Retirement System (2003-2009)	None

16

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2018 (Unaudited)

Other Executive Officers
Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (65) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006	Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)	CommunityOne Bancorp (2011-2016); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (41) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2013 Since 2011

Vice President (since February 2013) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present)

None

Danny A. Gilbert (51) 603 Stonecroft Ct. SE Lenoir, NC 28645	Vice President Chief Compliance Officer	Since Feb. 2018 Since June 2017	Vice President (since February 2018) and Chief Compliance Officer of the Fund since June 2017; former Assistant City Manager and Finance Director, City of Lenoir, NC (2006-2016)	None

Carol Frye (60) 1009 Frosty Lane, NE Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

17

BMC FUND, INC.
ADDITIONAL INFORMATION
Six Months Ended April 30, 2018 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

18

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months Ended April 30, 2018 (Unaudited), Years Ended October 31, 2017, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009 and 2008

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2017, 2016, 2015, 2014, 2013, 2012, 2011, 2010, 2009 and 2008. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2018
PERFORMANCE	(Unaudited)		2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.42		$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28
Net investment income	0.15		0.27	0.22	0.35	0.42	0.46	0.35	0.49	0.46	0.48	0.73
Net gains (losses) on investments	0.17		1.32	0.39	(0.73)	0.63	0.60	1.18	0.21	1.70	1.65	(10.98)
Total from investment operations	0.32		1.59	0.61	(0.38)	1.05	1.06	1.53	0.70	2.16	2.13	(10.25)
Less distributions:
Dividends from net investment income	0.19		0.20	0.23	0.36	0.44	0.47	0.56	0.27	0.46	0.92	1.04
Distributions from capital gains	0.14		0.35	-	0.44	0.42	0.33	0.48	0.53	-	-	1.42
Distributions from retained earnings	0.17		0.45	0.77	0.22	0.14	0.27	0.02	0.20	0.49	0.80	-
P. B. Realty, Inc. Spin-off	-		-	-	-	-	-	-	-	-	-	2.78
Total distributions	0.50		1.00	1.00	1.02	1.00	1.07	1.06	1.00	0.95	1.72	5.24
Net asset value, end of period	$21.24		$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79

Per share market value, end of period[1]	$18.00		$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.45	$18.00	$16.75	$26.00

TOTAL INVESTMENT RETURN[2]	1.81%		8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%	3.79%	11.83%	12.72%	(39.42)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$104,794		$105,657	$102,751	$104,684	$111,568	$111,358	$111,379	$109,069	$110,576	$104,603	$102,574
Ratio of expenses to average net assets[3]	0.98%	*	1.03%	1.07%	0.98%	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%	1.02%
Ratio of net investment income to average net assets[3]	1.00%	*	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%	2.37%
Portfolio turnover rate	6.84%		24.07%	15.09%	17.10%	22.02%	33.12%	32.90%	60.41%	38.08%	69.62%	67.44%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

19

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2018

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
MICROSOFT CORP		1.000%	5/1/2018	1,000,000	$1,000,000	$1,000,000
JOHNSON & JOHNSON		5.150%	7/15/2018	500,000	503,995	503,105
GOLDMAN SACHS		2.900%	7/19/2018	1,000,000	1,002,483	1,001,193
BOEING CAP CORP		2.900%	8/15/2018	500,000	502,000	500,420
COCA COLA CO		0.875%	11/1/2018	1,000,000	1,000,846	996,697
STARBUCKS CORP		2.000%	12/5/2018	1,000,000	1,003,926	996,795
APPLE INC		1.700%	2/22/2019	1,000,000	1,002,389	994,298
RAYTHEON CO		4.400%	2/15/2020	500,000	524,804	513,313
HERTZ CORP		5.875%	10/15/2020	200,000	201,689	197,500
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,419	94,500
DISH DBS CORP		5.875%	7/15/2022	100,000	96,452	91,975
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,881	199,500
DAVITA INC		5.125%	7/15/2024	200,000	200,290	193,750
ING US INC		5.650%	5/15/2053	150,000	150,000	152,850
LINCOLN NATL CORP IND		7.000%	5/17/2066	125,000	94,481	120,625
FPL GROUP CAP INC		6.350%	10/1/2066	250,000	227,245	248,750
PP&L CAP FUNDING FLT RATE		6.700%	3/30/2067	500,000	500,000	498,800
WISCONSIN ENERGY		6.250%	5/15/2067	250,000	241,273	247,832
JP MORGAN CHASE CAP XXIII		0.000%	5/15/2077	250,000	232,163	224,625
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,661,825	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	545,945	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,383,697	-
				15,325,000	12,374,803	8,776,528	8.38%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	85,381	72,750
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	990,820	864,000
				1,300,000	1,076,201	936,750	0.89%

TOTAL INVESTMENTS IN FIXED INCOME				$16,625,000	$13,451,004	$9,713,278	9.27%

20

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOAT RATE O COM		1,500.00	$19,596	$21,825
BLACKROCK TAX MUNICIPAL SHS		10,000.00	220,813	220,200
DOUBLELINE FDS TR DBLN LOW DURATION I		49,603.18	500,000	493,551
DOUBLELINE FDS TR ULTRA SHORT		49,850.45	500,000	500,001
DOUBLELINE TOTAL RETURN BOND I		226,010.04	2,500,000	2,350,504
GUGGENHEIM TAXABLE MUNI MG		10,000.00	213,921	214,600
LOOMIS SAYLES BOND INSTITUTIONAL		120,930.18	1,612,500	1,643,441
NUVEEN PFD & INCOME TE COM		5,000.00	116,924	118,600
OSTERWEIS STRATEGIC INCOME		19,861.83	230,000	224,240
PIMCO FDS INCOME FUND INSTL		128,944.70	1,500,000	1,560,231
POWERSHARES ETF TRUST SENIOR LN PORT		10,000.00	233,150	231,100
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	[3]	142,568.97	815,407	35,642
VANGUARD FIXED INC SECS ST		46,772.69	500,000	489,242
VANGUARD SHORT TERM CORP BOND		22,967.39	500,000	487,598
TOTAL BOND MUTUAL FUNDS			9,462,311	8,590,775	8.20%

STOCK MUTUAL FUNDS:
SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	521,171	0.50%

Financial
SPDR S&P REGIONAL BANKING		4,500.00	249,908	277,380	0.26%

Consumer Discretionary
VANGUARD WORLD FDS CONSUM DIS ETF		2,265.00	299,965	366,205	0.35%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM		4,695.57	300,000	326,577	0.31%

Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	1,060,564
POWERSHARES ETF TRUST INTL DIV ACHV		6,600.00	99,412	104,940
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD		18,525.38	500,000	582,994
VANGUARD INDEX FDS 500 PORTFOLIO		2,383.00	500,000	583,168
YACKTMAN FUND SVC		24,771.08	506,985	557,597
			2,606,397	2,889,263	2.76%

21

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	539,828	0.52%

Mid Cap Blend
AKRE FOCUS FUND INSTL		10,855.41	250,000	372,232	0.36%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING		1,630.00	99,518	92,666
VANGUARD EMERGING MKTS SEL ST	[3]	10,513.00	250,000	241,380
			349,518	334,046	0.32%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,702,145	1.62%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	366,075
SPDR GOLD SHARES	[3]	6,000.00	608,120	747,540
VANECK VECTORS GOLD MINERS		20,832.00	637,277	464,137
			1,645,390	1,577,752	1.51%

Utilities
REAVES UTILITY INCOME FD C		2,000.00	66,620	56,320
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,185,880
			800,937	1,242,200	1.19%

TOTAL SPECIALTY FUNDS			8,950,310	10,148,799	9.68%

TOTAL STOCK MUTUAL FUNDS			8,950,310	10,148,799	9.68%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$18,412,621	$18,739,574	17.88%

22

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL A	[2,3]	$2,000,000	$4,856,852
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	1,214,213
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,564,757
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,977,407
INFINITY PREMIER FUND, LP	[2,3]	3,500,000	3,933,341
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,700,217
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	144,914
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,937,412	2,405,050
OLD WELL EMERGING MARKETS FUND	[2,3]	250,000	250,000
PRIVET FUND LP	[2,3]	1,000,000	1,637,960
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	250,000
STARK INVESTMENTS LP	[2,3]	25,851	69,321
TRIARII CAPITAL PARTNERS LP	[2,3]	1,000,000	1,038,232
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,525,585	2,123,033
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,300,000	1,498,523
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	50,925
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	49,771
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	50,077
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	49,823
TOTAL LIMITED PARTNERSHIPS		21,589,538	28,864,416	27.54%

TOTAL OTHER INVESTMENTS		$21,589,538	$28,864,416	27.54%

23

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

CONSUMER DISCRETIONARY
Media	5,000.00	TIME WARNER INC COM		$433,672	$474,000	0.45%

Retailing	5,000.00	DOLLAR GEN CORP COM		353,530	482,650
	7,500.00	DOLLAR TREE INC COM	[3]	585,493	719,175
				939,023	1,201,825	1.15%

TOTAL CONSUMER DISCRETIONARY				1,372,695	1,675,825	1.60%

CONSUMER STAPLES
Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	100,080
	1,500.00	CONSTELLATION BRANDS CL A		136,079	349,695
	500.00	GENERAL MILLS INC COM		20,240	21,870
	5,000.00	NESTLE S A SPONSORED ADR		207,740	386,800
	1,000.00	STARBUCKS CORPORATION		54,224	57,570
				534,836	916,015	0.87%

Household & Personal Products	275.00	PROCTER & GAMBLE CO COM		18,418	19,893	0.02%

TOTAL CONSUMER STAPLES				553,254	935,908	0.89%

ENERGY
Energy	3,800.00	CHEVRON CORP		402,913	475,418
	4,404.00	EXXON MOBIL CORP COM		378,442	342,411
	2,000.00	NGL ENERGY PARTNERS LP COM		23,880	25,300
	4,800.00	OCCIDENTAL PETROLEUM COM		380,566	370,848
	3,500.00	PHILLIPS 66 COM		310,807	389,585
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	104,850
	2,000.00	SCHLUMBERGER LTD COM		144,832	137,120
	9,000.00	SUNOCO INC COM		215,850	247,680
	4,500.00	VALERO ENERGY CORP COM STK		300,371	499,185
				2,258,075	2,592,397	2.47%

Natural Resources	3,000.00	TECK RESOURCES LTD CL B		91,902	75,390	0.07%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	69,750
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	83,100
	10,000.00	ENERGY TRANSFER PARTNERS LP		234,907	180,200
	2,000.00	GASLOG PARTNERS LP UNIT LT		49,779	47,500
	4,000.00	GOLAR LNG PARTNERS LP		87,880	80,240
	5,000.00	GREEN PLAINS PARTNERS COM		102,799	87,000
	10.00	ONEOK INC COM		520	602
	4,500.00	SPECTRA ENERGY PARTNERS LP		169,572	160,425
	3,000.00	TALLGRASS ENERGY PARTNERS COM		125,895	123,630
	5,000.00	USA COMPRESSION PARTNERS COM		86,262	89,500
				1,238,453	921,947	0.88%

TOTAL ENERGY				3,588,430	3,589,734	3.43%

24

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
FINANCIALS
Banks	30,000.00	ALLY FINANCIAL INC COM		624,038	783,000
	5,000.00	BANK OF AMERICA CORP COM		96,603	149,600
	5,000.00	BB&T CORP COM		215,613	264,000
	3,000.00	PACWEST BANCORP DEL COM		148,845	153,720
	2,500.00	WELLS FARGO & CO DEL COM		113,117	129,900
				1,198,216	1,480,220	1.41%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	190,400
	5,000.00	ANNALY CAP MGMT INC COM		82,125	51,850
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	85,800
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,407	484,325
	6,000.00	BLACKSTONE MTG TR INC COM		178,620	185,100
	2,000.00	CAPITAL ONE FINL CORP COM		161,936	181,240
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	626,071
	8,000.00	CARLYLE GROUP LP COM		201,185	164,000
	1,300.00	CME GROUP		177,290	204,984
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	270,000
	1,000.00	INTERCONTINENTAL EXCHANGE COM		74,845	72,460
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	30,300
	28,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,224,798	1,106,000
	10,000.00	OXFORD LANE CAP CORP COM		110,256	107,300
	19,000.00	THE BLACKSTONE GROUP LP		593,353	588,050
				4,874,347	4,347,880	4.15%

Insurance	1,500.00	AON PLC SHS CL A		121,687	213,705
	5,000.00	OLD REP INTL CORP COM		84,276	102,000
	2,500.00	TRAVELERS COMPANIES COM		203,356	329,000
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	159,700
				558,134	804,405	0.77%

TOTAL FINANCIALS				6,630,697	6,632,505	6.33%

HEALTH CARE
Health Care Equipment & Services	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	156,975
	5,000.00	HOLOGIC INC COM	[3]	216,378	193,950
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	376,591	606,163
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	303,600
	5,000.00	MCKESSON CORP COM		750,025	781,050
				1,668,664	2,041,738	1.95%

Pharmaceuticals & Biotechnology	38.00	AMGEN INC COM		5,707	6,630
	2,500.00	ABBVIE INC		229,812	241,375
	3,000.00	ALLERGAN PLC SHS		484,065	460,950
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	355,300
	3,000.00	ELI LILLY & CO COM		132,159	243,210
	500.00	MERCK & CO INC COM		26,583	29,435
	500.00	PFIZER INC COM		12,068	18,305
	1,000.00	SEATTLE GENETICS INC COM		49,131	51,190
	5,000.00	WALGREENS BOOTS ALLIANCE COM		332,301	332,250
				1,507,357	1,738,645	1.66%

TOTAL HEALTH CARE				3,176,021	3,780,383	3.61%

25

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	97,195
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	93,080
				172,360	190,275	0.18%

Commercial Services & Supplies	500.00	ECOLAB INC COM		52,645	72,385
	500.00	WASTE MGMT INC DEL COM		17,412	40,645
				70,057	113,030	0.11%

Transportation	20,000.00	STUDENT TRANSN INC COM		110,662	150,000
	5,000.00	USD PARTNERS LP COM UT REP		56,643	55,750
				167,305	205,750	0.20%

TOTAL INDUSTRIALS				409,722	509,055	0.49%

INFORMATION TECHNOLOGY
Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	1,120,080
	15,000.00	CDK GLOBAL INC COM		691,038	978,600
	5,000.00	COGNIZANT TECHNOLOGY SOLUT		276,224	409,100
	2,750.00	FACEBOOK INC CL A	[3]	455,687	473,000
	3,500.00	MICROSOFT CORP COM		87,412	327,320
	4,000.00	ORACLE CORP COM		110,847	182,680
	20,000.00	SYNTEL INC COM	[3]	377,062	577,600
	3,000.00	TENCENT HLDGS LTD ADR		100,845	147,390
				2,740,471	4,215,770	4.02%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		349,916	578,410
	5,700.00	CISCO SYSTEMS INC COM		111,359	252,453
	3,000.00	COMMSCOPE HLDG CO INC COM		106,952	114,660
	6,500.00	CORNING INC COM		181,607	175,630
	557.00	DELL TECHNOLOGIES INC COM	[3]	26,290	39,976
	3,500.00	INTEL CORP COM		73,338	180,670
	6,000.00	MICRON TECHNOLOGY INC COM	[3]	225,077	275,880
	4,000.00	QUALCOMM INC COM		247,977	204,040
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	173,670
				1,443,979	1,995,389	1.90%

TOTAL INFORMATION TECHNOLOGY				4,184,450	6,211,159	5.93%

MATERIALS	35,000.00	CAMECO CORP COM		323,282	368,550
	1,580.00	DOWDUPONT INC COM		97,247	99,919
	1,000.00	EAGLE MATERIALS INC COM		105,692	98,960
	4,000.00	LOUISIANA PACIFIC CORP	[3]	113,115	113,320
TOTAL MATERIALS				639,336	680,749	0.65%

26

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
REAL ESTATE	2,000.00	AMERICAN CAMPUS CMNTYS INC	77,890	78,220
	5,000.00	CARETRUST REIT INC COM	68,082	66,050
	1,000.00	DIGITAL RLTY TR INC COM	58,863	105,690
	9,000.00	EASTERLY GOVT PPTYS COM	155,041	185,490
	3,500.00	GEO GROUP INC COM	83,062	78,750
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	194,100
	2,000.00	LTC PPTYS TR INC COM R	75,602	72,300
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	191,700
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	51,960
	6,000.00	PHYSICIANS RLTY TR COM	112,436	89,640
	13,000.00	STARWOOD PPTY TR INC COM	286,828	272,480
	6,000.00	TANGER FACTORY OUTLET COM	153,014	131,700
	3,000.00	VENTAS INC COM	195,931	154,260
	500.00	W P CAREY & CO LLC COM	31,927	31,925
TOTAL REAL ESTATE			1,697,907	1,704,265	1.63%

TELECOMMUNICATION SERVICES	3,000.00	AT&T CORP COM	84,046	98,100
	4,500.00	BCE INC COM	191,785	191,025
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	47,500
	10,000.00	TELEFONICA BRASIL S.A.	144,120	141,200
	6,691.00	TELEFONICA S A SPONSORED ADR	110,736	67,914
	3,000.00	VODAFONE GROUP	84,944	88,230
TOTAL TELECOMMUNICATION SERVICES			643,535	633,969	0.60%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	27,860
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	556,400
	6,500.00	DOMINION RES INC VA COM	330,756	432,640
	17,187.00	DUKE ENERGY CORP COM	1,197,191	1,377,710
	1,000.00	ENTERGY CORP NEW COM	69,388	81,590
	5,000.00	SOUTHERN CO COM	209,871	230,600
	2,256.00	WEC ENERGY GROUP INC COM	89,900	145,016
TOTAL UTILITIES			2,498,051	2,851,816	2.72%

TOTAL INVESTMENTS IN COMMON STOCKS			$25,394,098	$29,205,368	27.87%

27

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
TRIP ADVISOR INC CALL OPTION, $45 EXP 1/18/19	[3]	50.00	$30,577	$13,500	0.01%

PUT OPTIONS:
ISHARES IBXX HI PUT OPTION, $85 EXP 9/21/18	[3]	125.00	30,192	27,000
POWERSHARES QQQ TRUST PUT OPTION, $160 EXP 5/18/18	[3]	100.00	30,556	24,800
SPDR LEHMAN HG PUT OPTION, $35 EXP 6/15/18	[3]	250.00	17,884	2,500
TOTAL PUT OPTIONS			78,632	54,300	0.05%

TOTAL INVESTMENTS IN OPTIONS			$109,209	$67,800	0.06%

28

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2018

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	200,000.00	$179,500	$174,000
BANK OF AMERICA CORP FLOATING RATE	300,000.00	319,500	317,610
CITIGROUP INC FIXED-FLOATING	250,000.00	247,347	258,438
E TRADE FINANCIAL CORP FIXED-FLOATING	250,000.00	249,687	255,625
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	250,000.00	250,000	231,250
GOLDMAN SACHS CAP II FIXED-FLOATING	250,000.00	229,998	213,000
JP MORGAN CHASE	150,000.00	148,409	140,625
MELLON CAP IV PFD CAP FIXED-FLOATING	250,000.00	231,248	223,750
NEW YORK MTG TR INC RED PF	2,000.00	49,337	44,900
PNC FINANCIAL SVCS GROUP INC	250,000.00	257,440	248,500
SUNTRUST BANKS INC.	250,000.00	258,750	246,575
WACHOVIA CAP TRUST III FIXED-FLOATING	500,000.00	487,500	495,625

TOTAL INVESTMENTS IN PREFERRED STOCKS		$2,908,716	$2,849,898	2.78%

29

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2018

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	Northern Institional Treasury Portfolio	$11,962,824	$11,962,824	11.42%

TOTAL INVESTMENTS - MARKET VALUE			101,403,158	96.76%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			3,390,581	3.24%

TOTAL NET ASSETS			$104,793,739	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

30

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2018

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
CME GROUP INC CALL OPTION, $165 EXP 6/15/18	[3]	(5.00)	$(1,742)	$(1,055)
PHILLIPS 66 CALL OPTION, $115 EXP 5/18/18	[3]	(15.00)	(1,442)	(975)
TECK RESOURCES CALL OPTION, $35 EXP 5/18/18	[3]	(30.00)	(3,344)	(60)
TOTAL CALL OPTIONS - LIABILITIES			(6,528)	(2,090)	0.00%

PUT OPTIONS:
AECOM TECH PUT OPTION, $35 EXP 6/15/18	[3]	(30.00)	(2,954)	(4,650)
ALIBABA GROUP HOLDING PUT OPTION, $150 EXP 10/19/18	[3]	(15.00)	(8,302)	(6,210)
ALLERGAN PLC PUT OPTION, $150 EXP 5/18/18	[3]	(10.00)	(5,805)	(2,550)
ALLERGAN PLC PUT OPTION, $150 EXP 6/15/18	[3]	(10.00)	(7,464)	(4,460)
ALPHABET INC PUT OPTION, $1105 EXP 6/15/18	[3]	(3.00)	(9,445)	(25,770)
ALPHABET INC PUT OPTION, $945 EXP 6/15/18	[3]	(5.00)	(6,042)	(2,895)
AMAZON COM INC PUT OPTION, $1180 EXP 9/21/18	[3]	(5.00)	(17,367)	(5,825)
AMERISOURCE BERGEN PUT OPTION, $85 EXP 8/17/18	[3]	(50.00)	(23,923)	(16,500)
CAMECO CORP PUT OPTION, $8 EXP 6/15/18	[3]	(250.00)	(11,490)	(1,250)
CHIPOTLE MEXICAN PUT OPTION, $250 EXP 6/15/18	[3]	(5.00)	(11,884)	(100)
CME GROUP INC PUT OPTION, $140 EXP 6/15/18	[3]	(10.00)	(2,735)	(730)
DICKS SPORTING GOODS PUT OPTION, $25 EXP 6/15/18	[3]	(75.00)	(5,510)	(750)
DOLLAR TREE INC PUT OPTION, $80 EXP 8/17/18	[3]	(25.00)	(9,557)	(1,875)
EXPRESS SCRIPT PUT OPTION, $70 EXP 5/18/18	[3]	(20.00)	(4,049)	(1,080)
FACEBOOK PUT OPTION, $130 EXP 9/21/18	[3]	(20.00)	(11,069)	(2,480)
FACEBOOK PUT OPTION, $140 EXP 8/17/18	[3]	(20.00)	(8,169)	(3,040)
FACEBOOK PUT OPTION, $150 EXP 9/21/18	[3]	(25.00)	(16,586)	(9,125)
LENDING TREE INC PUT OPTION, $330 EXP 7/20/18	[3]	(10.00)	(25,684)	(89,800)
MICRON TECH PUT OPTION, $38 EXP 7/20/18	[3]	(30.00)	(7,551)	(3,390)
MICROSOFT CORP PUT OPTION, $82.50 EXP 7/20/18	[3]	(30.00)	(7,304)	(2,550)
PHILLIPS 66 PUT OPTION, $97.50 EXP 5/18/18	[3]	(10.00)	(2,135)	(100)
POWERSHARES QQQ PUT OPTION, $135 EXP 9/21/18	[3]	(5.00)	(1,702)	(905)
REDHAT INC PUT OPTION, $140 EXP 9/21/18	[3]	(25.00)	(14,561)	(9,000)
VMWARE INC PUT OPTION, $110 EXP 7/20/18	[3]	(30.00)	(14,654)	(6,000)
WEIBO CORP PUT OPTION, $110 EXP 7/20/18	[3]	(50.00)	(28,582)	(37,000)
TOTAL PUT OPTIONS - LIABILITIES			(261,570)	(238,035)	-0.23%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(268,098)	$(240,125)	-0.23%

31

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's President and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the President and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and President

Date: June 18, 2018

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 18, 2018